SUPPLEMENT DATED AUGUST 11, 2014
to

PROSPECTUSES DATED MAY 1, 2014
FOR MASTERS CHOICE, MASTERS FLEX, MASTERS EXTRA,
REGATTA PLATINUM, AND REGATTA GOLD

PROSPECTUS DATED MAY 1, 2012
FOR REGATTA CHOICE

PROSPECTUS DATED APRIL 29, 2011
FOR MASTERS ACCESS

PROSPECTUS DATED MAY 1, 2008
FOR REGATTA EXTRA

PROSPECTUSES DATED MAY 1, 2007
FOR REGATTA CHOICE II AND REGATTA FLEX II

PROSPECTUS DATED JULY 18, 2006
FOR REGATTA CLASSIC

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR REGATTA FLEX FOUR AND REGATTA ACCESS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT F
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F)

On July 31, 2014, shareholders approved the reorganization of the following MFS Variable Insurance Trust II funds (each an “Acquired Fund”) into the corresponding acquiring fund (each an “Acquiring Fund”) after the close of business on August 8, 2014:

Acquired Fund		Acquiring Fund
MFS® Value Portfolio	was reorganized into	MFS® Value Series
MFS® Utilities Portfolio	was reorganized into	MFS® Utilities Series
MFS® New Discovery Portfolio	was reorganized into	MFS® New Discovery Series

MFS® Value Portfolio, MFS® Utilities Portfolio, and MFS® New Discovery Portfolio are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters/Regattas (US)                                                                                                                                          8/2014